UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

Semi-Annual Report (Unaudited)
May 31, 2008

Merrill Lynch
U.S. Treasury Money Fund

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .........................................             3
Semi-Annual Report:
Disclosure of Expenses ...........................................             4
Portfolio Summary ................................................             4
Current Seven-Day Yield ..........................................             4
Financial Statements:
  Schedule of Investments ........................................             5
  Statement of Assets and Liabilities ............................             6
  Statement of Operations ........................................             6
  Statements of Changes in Net Assets ............................             7
Financial Highlights .............................................             8
Notes to Financial Statements ....................................             9
Officers and Trustees ............................................            10
Additional Information ...........................................            11


2       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                       6-month      12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                           (4.47%)       (6.70%)
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            (1.87)       (10.53)
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       (5.21)        (2.53)
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                      1.49          6.89
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           1.44          3.87
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      1.81         (1.08)
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                                                         Actual
                                                 -------------------------------------------------------
                                                    Beginning          Ending
                                                  Account Value     Account Value       Expenses Paid
                                                 December 1, 2007    May 31, 2008    During the Period 1
--------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Treasury Money Fund .......        $1,000          $1,010.50             $1.95
--------------------------------------------------------------------------------------------------------

                                                                      Hypothetical 2
                                                 -------------------------------------------------------
                                                    Beginning          Ending
                                                  Account Value     Account Value      Expenses Paid
                                                 December 1, 2007    May 31, 2008    During the Period 1
--------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Treasury Money Fund .......        $1,000           $1,022.96            $1.96
--------------------------------------------------------------------------------------------------------

1 Expenses are equal to the Fund's annualized expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% semi-annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Portfolio Summary as a Percent of Net Assets

                                                            5/31/08     11/30/07
--------------------------------------------------------------------------------
U.S. Treasury Bills ...................................       101%         99%
Liabilities in Excess of Other Assets .................        (1)         --
Other Assets Less Liabilities .........................        --           1
                                                              ---------------
Total .................................................       100%        100%
                                                              ===============

Current Seven-Day Yield

As of May 31, 2008 ............................................            1.12%


4       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008

Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                              Par                  Interest            Maturity
Issue                                                        (000)                   Rate                Date              Value
===================================================================================================================================
U.S. Treasury Bills -- 101.1%
===================================================================================================================================
U.S. Treasury Bills 1                                       $ 6,142              1.22 - 1.881%         6/05/2008       $  6,141,229
                                                             19,742                     1.855          6/05/2008         19,738,949
                                                             73,404             1.005 - 2.33           6/12/2008         73,367,358
                                                              9,899                     0.93           6/19/2008          9,894,653
                                                             20,160             1.211 - 2.002          6/26/2008         20,138,913
                                                             24,397              1.30 - 3.192          7/03/2008         24,367,336
                                                             10,000                     1.44           7/10/2008          9,984,800
                                                             16,000             1.337 - 2.386          7/24/2008         15,961,532
                                                             20,000                     1.41           7/31/2008         19,953,783
                                                             10,000                     1.80           8/14/2008          9,963,500
                                                             20,000                     1.872          8/21/2008         19,916,800
                                                             19,000                     1.89           8/28/2008         18,913,218
                                                             16,000                     1.897          8/28/2008         15,926,649
                                                              4,000                     1.481          9/11/2008          3,983,380
                                                              2,000                     1.72          10/30/2008          1,985,667
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $270,237,767 2) -- 101.1% ...........................................................        270,237,767

Liabilities in Excess of Other Assets -- (1.1%) ................................................................         (3,012,066)
                                                                                                                       ------------
Net Assets -- 100.0% ...........................................................................................       $267,225,701
                                                                                                                       ============

1 U.S. Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates paid at the time of purchase.
2     Cost for federal income tax purposes.

o Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                                                  Investments in
Valuation Inputs                                                    Securities
--------------------------------------------------------------------------------
Level 1 ................................................                     --
Level 2 ................................................           $270,237,767
Level 3 ................................................                     --
--------------------------------------------------------------------------------
Total ..................................................           $270,237,767
                                                                   ============

See Notes to Financial Statements.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008       5

Statement of Assets and Liabilities

May 31, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $270,237,767) ..............................................            $ 270,237,767
Cash .....................................................................................................               18,909,510
Capital shares sold receivable ...........................................................................                  391,608
Prepaid expenses .........................................................................................                   16,385
Other assets .............................................................................................                    2,520
                                                                                                                      -------------
Total assets .............................................................................................              289,557,790
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Investments purchased payable ............................................................................               18,909,228
Capital shares redeemed payable ..........................................................................                3,303,282
Distribution fees payable ................................................................................                   73,287
Investment advisory fees payable .........................................................................                   36,438
Officer's and Trustees' fees payable .....................................................................                    3,375
Other affiliates payable .................................................................................                    6,479
                                                                                                                      -------------
Total liabilities ........................................................................................               22,332,089
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets ...............................................................................................            $ 267,225,701
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest, $0.10 par value ...........................................................            $  26,720,772
Paid-in capital in excess of par .........................................................................              240,486,947
Accumulated net realized gains ...........................................................................                   17,982
                                                                                                                      -------------
Net Assets -- Equivalent to $1.00 per share based on 267,207,719 shares of beneficial interest outstanding            $ 267,225,701
                                                                                                                      =============

Statement of Operations

Six Months Ended May 31, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest .................................................................................................            $   2,505,670
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ......................................................................................                  553,268
Distribution .............................................................................................                  138,170
Accounting services ......................................................................................                   35,341
Registration .............................................................................................                   25,178
Professional .............................................................................................                   21,573
Transfer agent ...........................................................................................                   12,295
Printing .................................................................................................                   12,033
Officer and Trustees .....................................................................................                    8,440
Custodian ................................................................................................                    4,107
Miscellaneous ............................................................................................                    6,604
                                                                                                                      -------------
Total expenses ...........................................................................................                  817,009
Less fees waived by advisor ..............................................................................                 (387,288)
                                                                                                                      -------------
Total expenses after waiver ..............................................................................                  429,721
                                                                                                                      -------------
Net investment income ....................................................................................                2,075,949
                                                                                                                      -------------
===================================================================================================================================
Realized Gain
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments .........................................................................                   15,106
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations .....................................................            $   2,091,055
                                                                                                                      =============

See Notes to Financial Statements.


6       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008

Statements of Changes in Net Assets

                                                                                             Six Months
                                                                                                Ended
                                                                                               May 31,                  Year Ended
                                                                                                2008                   November 30,
Increase (Decrease) in Net Assets:                                                           (Unaudited)                   2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................            $   2,075,949             $   3,005,820
Net realized gain ..............................................................                   15,106                     2,658
Net change in unrealized appreciation/depreciation .............................                       --                    (6,111)
                                                                                            ---------------------------------------
Net increase in net assets resulting from operations ...........................                2,091,055                 3,002,367
                                                                                            ---------------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................               (2,075,949)               (3,005,820)
                                                                                            ---------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares ...............................................              340,569,068               211,947,673
Value of shares issued to shareholders in reinvestment of dividends ............                2,075,949                 3,005,820
                                                                                            ---------------------------------------
Total shares issued ............................................................              342,645,017               214,953,493
Cost of shares redeemed ........................................................             (224,336,069)             (122,209,477)
                                                                                            ---------------------------------------
Net increase in net assets derived from beneficial interest transactions .......              118,308,948                92,744,016
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...................................................              118,324,054                92,740,563
Beginning of period ............................................................              148,901,647                56,161,084
                                                                                            ---------------------------------------
End of period ..................................................................            $ 267,225,701             $ 148,901,647
                                                                                            =======================================

See Notes to Financial Statements.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008       7

Financial Highlights

                                                Six Months
                                                  Ended
                                                  May 31,                              Year Ended November 30,
                                                   2008          ----------------------------------------------------------------
                                                (Unaudited)         2007          2006          2005         2004          2003
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..           $   1.00       $   1.00       $   1.00      $   1.00     $   1.00      $   1.00
                                                  -------------------------------------------------------------------------------
Net investment income .................             0.0104         0.0410         0.0396        0.0222       0.0052        0.0053
Net realized and unrealized gain (loss)                 -- 1      (0.0001)            -- 1      0.0004      (0.0004)      (0.0001)
                                                  -------------------------------------------------------------------------------
Net increase from investment operations             0.0104         0.0409         0.0396        0.0226       0.0048        0.0052
                                                  -------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income ............            (0.0104)       (0.0410)       (0.0396)      (0.0222)     (0.0052)      (0.0053)
     Net realized gain ................                 --             --             -- 2     (0.0001)     (0.0001)      (0.0001)
                                                  -------------------------------------------------------------------------------
Total dividends and distributions .....            (0.0104)       (0.0410)       (0.0396)      (0.0223)     (0.0053)      (0.0054)
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ........           $   1.00       $   1.00       $   1.00      $   1.00     $   1.00      $   1.00
                                                  ===============================================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
Total investment return ...............               1.05% 3        4.19%          4.04%         2.26%        0.53%         0.54%
                                                  ===============================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ...........               0.39% 4        0.58%          0.62%         0.58%        0.67%         0.61%
                                                  ===============================================================================
Total expenses ........................               0.74% 4        0.93%          0.97%         0.93%        1.02%         0.96%
                                                  ===============================================================================
Net investment income and realized gain               1.88% 4        3.91%          3.95%         2.23%        0.50%         0.57%
                                                  ===============================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......           $267,226       $148,902       $ 56,161      $ 55,181     $ 50,732      $ 65,010
                                                  ===============================================================================

1     Amount is less than $0.0001 per share.
2     Amount is less than $(0.0001) per share.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


8       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective May 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended November 30, 2004 through November 30, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosure, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc., are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund. The Advisor has agreed to voluntarily waive 0.35% of its fee, resulting in an annual fee equal to 0.15% of the average daily net assets of the Fund. For the six months ended May 31, 2008, the Advisor earned fees of $553,268 of which $387,288 was waived.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation ("BIMC"), an affiliate of the Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended May 31, 2008, the Fund reimbursed the Advisor $2,405, for certain accounting services, which is included in accounting services in the Statement of Operations.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008       9

Notes to Financial Statements (concluded)

The Fund has entered into Distribution Agreements and a Shareholder Servicing Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributors"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Shareholder Servicing Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributors a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.125% of the Fund's average daily net assets.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Advisor, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares issued in reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share. There are an unlimited number of shares authorized.

Officers and Trustees

David O. Beim, Trustee
Richard S. Davis, Trustee
Ronald W. Forbes, Co-Chairman of the Board and Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee Frederick W. Winter, Trustee
Donald C. Burke, Fund President and Chief Executive Officer Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


10       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


       MERRILL LYNCH U.S. TREASURY MONEY FUND              MAY 31, 2008       11

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 882-0052. The Fund's current seven-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
100 Bellevue Parkway
Wilmington, DE 19809

                                                                  #13966 -- 5/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: July 18, 2008